COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments under Non-Cancelable Operating Leases

At December 31, 2012, future minimum payments under non-cancelable operating leases over each of the next five years and thereafter were as follows:

2013	$64,162
2014	53,904
2015	44,214
2016	33,218
2017	19,669
Thereafter	13,516

Total minimum payments	$228,683